UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

 Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
Title:     President
Phone:     914-683-1002

Signature, Place, and Date of Signing:

/s/ Shelley F. Greenhaus          White Plains, New York       February 8, 2008
------------------------          ----------------------       ----------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:      29,035
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                 FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8

                                                                                                            VOTING AUTHORITY
                                             VALUE
                        TITLE                 (x        SHRS OR     SH/     PUT/  INVESTMENT   OTHER
    NAME OF ISSUER      OF CLASS    CUSIP    $1000)     PRN AMT     PRN     CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
    --------------      --------    -----    ------     -------     ---     ----  ----------   --------    ----   ------   ----
ATP OIL & GAS CORP        COM    00208J 10 8    615      105,205     SH              SOLE                105,205
---------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP        COM    00208J 10 8    170       29,000     SH      PUT     SOLE                 29,000
---------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC      COM    023178 10 6    198      304,303     SH              SOLE                304,303
---------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC      NOTE   023178 AA 4  6,769   23,750,000    PRN              SOLE             23,750,000
                         3.750%
                          4/1
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN DENTAL           COM    25353 10 3     603       86,851     SH              SOLE                 86,851
PARTNERS INC
---------------------------------------------------------------------------------------------------------------------------------
ENER1 INC               COM NEW  29267A 20 3  1,021      142,860     SH              SOLE                142,860
---------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD ENTERPRISES     COM    339099 10 3    482    4,816,980     SH              SOLE              4,816,980
INC
---------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP             COM    447011 10 7  3,641    1,058,400     SH              SOLE              1,058,400
---------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP             COM    447011 10 7     20        5,700     SH     CALL     SOLE                  5,700
---------------------------------------------------------------------------------------------------------------------------------
NEXCEN BRANDS INC         COM    653351 10 6     44      397,935     SH              SOLE                397,935
---------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP       COM    721467 10 8    389      617,300     SH     CALL     SOLE                617,300
---------------------------------------------------------------------------------------------------------------------------------
PREMIER EXHIBITIONS INC   COM    74051E 10 2    921      815,141     SH              SOLE                815,141
---------------------------------------------------------------------------------------------------------------------------------
REVLON INC                CL A   761525 50 0  1,407      210,919     SH              SOLE                210,919
---------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC    COM NEW  827056 30 0  3,200    1,185,082     SH              SOLE              1,185,082
---------------------------------------------------------------------------------------------------------------------------------
SMITH & WESSON HLDG       COM    831756 10 1  1,590      700,656     SH              SOLE                700,656
CORP
---------------------------------------------------------------------------------------------------------------------------------
TERRA INDUSTRIES          COM    880915 10 3  6,693      401,500     SH              SOLE                401,500
---------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF          COM    894174 10 1  1,272      529,843     SH              SOLE                529,843
AMERICA LLC
---------------------------------------------------------------------------------------------------------------------------------